Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Joint Ventures [Abstract]
Summarized Balance Sheet of Joint Ventures

The summarized financial information presented in the following table presents the joint venture on a 100% basis.

Summarized Balance sheet	2024
Assets
Cash and cash equivalents	365,152
Other current assets	2,937,096
Total Current Assets	3,302,248
Total Assets	3,302,248
Shareholders’ Equity
Additional paid-in capital	3,923,827
Accumulated losses	(1,718,800)
Total Shareholders’ Equity	2,205,027
Liabilities
Accounts payable and accrued expenses	1,097,221
Total Current Liabilities	1,097,221
Total Liabilities	1,097,221
Total Liabilities and Shareholders’ Equity	3,302,248

Summarized Statement of Income of Joint Ventures

The summarized financial information presented in the following table presents the joint venture on a 100% basis.

Summarized Statement of Income	2024
Voyage and time charter revenues	3,182,372
Charter-in expenses	(2,879,797)
Voyage expenses	(1,544,569)
General and administrative expenses	(193,605)
Loss on freight forward agreements	(278,409)
Other expenses, net	(4,792)
Loss for the period	(1,718,800)